SCHEDULE OF COMPONENTS OF CAPITAL (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 14,941,775	$ 6,872,894	$ 1,428,129	$ 2,567,868
Shareholders' equity	$ 200,012,634